CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                    CHICAGO, ILLINOIS  60603

                        November 19, 2008



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    FT 1888
                File No. 333-154423 CIK #1444672

Ladies/Gentlemen:

     On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of FT 1888 (the "Fund") there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on October 17, 2008 and amended on November 12, 2008.

     In connection with the review of the Registration Statement, the staff of the Commission requested confirmation that, absent paragraph (b)(1) of Rule 487 under the Securities Act of 1933, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. We confirm that were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staffs comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund, which certificates are being retained by the trustee for delivery after the effectiveness of the registration statement. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

     We   respectfully   request  that   the   Commission   grant
acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at
(312) 845-3017.

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP

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